Note 2 - Summary of Significant Accounting Policies (Details) - Anti-dilutive Securities	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	20,881,840	19,485,691	20,109,415	19,650,325
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	7,554,725	6,739,877	7,430,225	6,432,127
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities	13,327,115	12,203,489	12,136,865	8,763,836
Convertible Debt Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities		542,325	542,325	4,454,362